RETIREMENT AND PROFIT SHARING PLANS - Schedule of Weighted-Average Assumptions Used to Determine the Fiscal Year-End Pension Benefit (Details)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation	5.00%	4.28%	2.53%
Discount rate for determining net periodic pension expense	4.28%	2.53%	2.51%
Long term rate of return on plan assets	2.88%	2.89%	3.06%
U.S. Plans | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation	5.00%	4.25%	2.50%
Discount rate for determining net periodic pension expense	4.25%	2.50%	2.50%
Long term rate of return on plan assets	3.50%	3.50%	3.50%
Rate of increase in future compensation for determining projected benefit obligation	2.07%	2.07%	2.09%
Rate of increase in future compensation for determining net periodic pension expense	2.07%	2.09%	2.21%
Non-U.S. Plans | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation	4.68%	3.99%	2.41%
Discount rate for determining net periodic pension expense	3.99%	2.41%	2.27%
Long term rate of return on plan assets	3.19%	2.23%	2.63%
Rate of increase in future compensation for determining projected benefit obligation	5.13%	5.30%	4.48%
Rate of increase in future compensation for determining net periodic pension expense	5.30%	4.48%	4.04%
Interest crediting rate for determining projected benefit obligation	1.59%	1.37%	0.77%
Interest crediting rate for determining net periodic pension expense	1.37%	0.77%	0.68%